Parent And Guarantor Consolidating Financial Statements	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
Parent and Guarantor Consolidating Financial Statements
Certain of our senior notes issued by the parent are guaranteed by 100% directly owned subsidiaries of Ally (the Guarantors). As of December 31, 2015, the Guarantors include Ally US LLC and IB Finance Holding Company, LLC (IB Finance), each of which fully and unconditionally guarantee the senior notes on a joint and several basis.
The following financial statements present condensed consolidating financial data for (i) Ally Financial Inc. (on a parent company-only basis); (ii) the Guarantors; (iii) the nonguarantor subsidiaries (all other subsidiaries); and (iv) an elimination column for adjustments to arrive at (v) the information for the parent company, the Guarantors, and nonguarantors on a consolidated basis.
Investments in subsidiaries are accounted for by the parent company and the Guarantors using the equity-method for this presentation. Results of operations of subsidiaries are therefore classified in the parent company’s and Guarantors’ investment in subsidiaries accounts. The elimination entries set forth in the following condensed consolidating financial statements eliminate distributed and undistributed income of subsidiaries, investments in subsidiaries, and intercompany balances and transactions between the parent, the Guarantors, and nonguarantors.
Condensed Consolidating Statements of Comprehensive Income

Year ended December 31, 2015 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$(83)	$—	$4,653	$—	$4,570
Interest and fees on finance receivables and loans — intercompany	17	—	24	(41)	—
Interest on loans held-for-sale	—	—	40	—	40
Interest and dividends on available-for-sale investment securities	—	—	381	—	381
Interest on cash and cash equivalents	1	—	7	—	8
Interest-bearing cash — intercompany	—	—	8	(8)	—
Operating leases	9	—	3,389	—	3,398
Total financing revenue and other interest income	(56)	—	8,502	(49)	8,397
Interest expense
Interest on deposits	10	—	708	—	718
Interest on short-term borrowings	40	—	9	—	49
Interest on long-term debt	1,121	—	541	—	1,662
Interest on intercompany debt	32	—	17	(49)	—
Total interest expense	1,203	—	1,275	(49)	2,429
Depreciation expense on operating lease assets	7	—	2,242	—	2,249
Net financing (loss) revenue	(1,266)	—	4,985	—	3,719
Cash dividends from subsidiaries
Bank subsidiaries	525	525	—	(1,050)	—
Nonbank subsidiaries	1,123	—	—	(1,123)	—
Other revenue
Servicing fees	1,137	—	834	(1,926)	45
Insurance premiums and service revenue earned	—	—	940	—	940
(Loss) gain on mortgage and automotive loans, net	(9)	—	54	—	45
Loss on extinguishment of debt	(355)	—	(2)	—	(357)
Other gain on investments, net	—	—	155	—	155
Other income, net of losses	236	—	539	(461)	314
Total other revenue	1,009	—	2,520	(2,387)	1,142
Total net revenue	1,391	525	7,505	(4,560)	4,861
Provision for loan losses	157	—	550	—	707
Noninterest expense
Compensation and benefits expense	571	—	842	(450)	963
Insurance losses and loss adjustment expenses	—	—	293	—	293
Other operating expenses	1,247	—	2,195	(1,937)	1,505
Total noninterest expense	1,818	—	3,330	(2,387)	2,761
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	(584)	525	3,625	(2,173)	1,393
Income tax (benefit) expense from continuing operations	(267)	—	763	—	496
Net (loss) income from continuing operations	(317)	525	2,862	(2,173)	897
Income from discontinued operations, net of tax	356	—	36	—	392
Undistributed income (loss) of subsidiaries
Bank subsidiary	581	581	—	(1,162)	—
Nonbank subsidiaries	669	(1)	—	(668)	—
Net income	1,289	1,105	2,898	(4,003)	1,289
Other comprehensive loss, net of tax	(165)	(43)	(172)	215	(165)
Comprehensive income	$1,124	$1,062	$2,726	$(3,788)	$1,124

Year ended December 31, 2014 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$(14)	$—	$4,471	$—	$4,457
Interest and fees on finance receivables and loans — intercompany	37	—	82	(119)	—
Interest on loans held-for-sale	—	—	1	—	1
Interest and dividends on available-for-sale investment securities	—	—	367	—	367
Interest on cash and cash equivalents	1	—	7	—	8
Interest-bearing cash — intercompany	—	—	6	(6)	—
Operating leases	269	—	3,289	—	3,558
Total financing revenue and other interest income	293	—	8,223	(125)	8,391
Interest expense
Interest on deposits	15	—	649	—	664
Interest on short-term borrowings	43	—	9	—	52
Interest on long-term debt	1,492	—	575	—	2,067
Interest on intercompany debt	88	—	37	(125)	—
Total interest expense	1,638	—	1,270	(125)	2,783
Depreciation expense on operating lease assets	161	—	2,072	—	2,233
Net financing (loss) revenue	(1,506)	—	4,881	—	3,375
Cash dividends from subsidiaries
Bank subsidiaries	1,800	1,800	—	(3,600)	—
Nonbank subsidiaries	651	—	—	(651)	—
Other revenue
Servicing fees	1,071	—	792	(1,832)	31
Insurance premiums and service revenue earned	—	—	979	—	979
(Loss) gain on mortgage and automotive loans, net	(5)	—	12	—	7
Loss on extinguishment of debt	(202)	—	—	—	(202)
Other gain on investments, net	—	—	181	—	181
Other income, net of losses	208	—	507	(435)	280
Total other revenue	1,072	—	2,471	(2,267)	1,276
Total net revenue	2,017	1,800	7,352	(6,518)	4,651
Provision for loan losses	250	—	207	—	457
Noninterest expense
Compensation and benefits expense	586	—	793	(432)	947
Insurance losses and loss adjustment expenses	—	—	410	—	410
Other operating expenses	1,267	—	2,159	(1,835)	1,591
Total noninterest expense	1,853	—	3,362	(2,267)	2,948
(Loss) income from continuing operations before income tax (benefit) expense and undistributed (loss) income of subsidiaries	(86)	1,800	3,783	(4,251)	1,246
Income tax (benefit) expense from continuing operations	(457)	—	778	—	321
Net income from continuing operations	371	1,800	3,005	(4,251)	925
Income from discontinued operations, net of tax	193	—	32	—	225
Undistributed (loss) income of subsidiaries
Bank subsidiary	(680)	(680)	—	1,360	—
Nonbank subsidiaries	1,266	(1)	—	(1,265)	—
Net income	1,150	1,119	3,037	(4,156)	1,150
Other comprehensive income, net of tax	210	188	212	(400)	210
Comprehensive income	$1,360	$1,307	$3,249	$(4,556)	$1,360

Year ended December 31, 2013 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$771	$—	$3,758	$—	$4,529
Interest and fees on finance receivables and loans — intercompany	59	—	68	(127)	—
Interest on loans held-for-sale	—	—	20	—	20
Interest and dividends on available-for-sale investment securities	—	—	325	—	325
Interest on cash and cash equivalents	3	—	7	—	10
Interest-bearing cash — intercompany	—	—	7	(7)	—
Operating leases	500	—	2,709	—	3,209
Total financing revenue and other interest income	1,333	—	6,894	(134)	8,093
Interest expense
Interest on deposits	25	—	629	—	654
Interest on short-term borrowings	46	—	17	—	63
Interest on long-term debt	2,039	—	568	(5)	2,602
Interest on intercompany debt	66	—	62	(128)	—
Total interest expense	2,176	—	1,276	(133)	3,319
Depreciation expense on operating lease assets	369	—	1,626	—	1,995
Net financing (loss) revenue	(1,212)	—	3,992	(1)	2,779
Cash dividends from subsidiaries
Nonbank subsidiaries	5,732	3,659	—	(9,391)	—
Other revenue
Servicing fees	152	—	(26)	—	126
Servicing asset valuation and hedge activities, net	—	—	(213)	—	(213)
Total servicing income (loss), net	152	—	(239)	—	(87)
Insurance premiums and service revenue earned	—	—	1,012	—	1,012
Gain on mortgage and automotive loans, net	—	—	55	—	55
(Loss) gain on extinguishment of debt	(61)	—	2	—	(59)
Other gain on investments, net	—	—	180	—	180
Other income, net of losses	157	—	1,438	(1,212)	383
Total other revenue	248	—	2,448	(1,212)	1,484
Total net revenue	4,768	3,659	6,440	(10,604)	4,263
Provision for loan losses	196	—	305	—	501
Noninterest expense
Compensation and benefits expense	640	—	821	(442)	1,019
Insurance losses and loss adjustment expenses	—	—	405	—	405
Other operating expenses	501	—	2,250	(770)	1,981
Total noninterest expense	1,141	—	3,476	(1,212)	3,405
Income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	3,431	3,659	2,659	(9,392)	357
Income tax (benefit) expense from continuing operations	(969)	—	910	—	(59)
Net income from continuing operations	4,400	3,659	1,749	(9,392)	416
(Loss) income from discontinued operations, net of tax	(1,321)	(19)	1,284	1	(55)
Undistributed income (loss) of subsidiaries
Bank subsidiary	883	883	—	(1,766)	—
Nonbank subsidiaries	(3,601)	(2,393)	—	5,994	—
Net income	361	2,130	3,033	(5,163)	361
Other comprehensive loss, net of tax	(587)	(812)	(873)	1,685	(587)
Comprehensive (loss) income	$(226)	$1,318	$2,160	$(3,478)	$(226)

Condensed Consolidating Balance Sheet

December 31, 2015 ($ in millions)	Parent (a)	Guarantors	Nonguarantors (a)	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$1,234	$—	$914	$—	$2,148
Interest-bearing	401	—	3,831	—	4,232
Interest-bearing — intercompany	—	—	850	(850)	—
Total cash and cash equivalents	1,635	—	5,595	(850)	6,380
Investment securities	—	—	17,157	—	17,157
Loans held-for-sale, net	—	—	105	—	105
Finance receivables and loans, net
Finance receivables and loans, net	2,636	—	108,964	—	111,600
Intercompany loans to
Bank subsidiary	600	—	—	(600)	—
Nonbank subsidiaries	3,277	—	559	(3,836)	—
Allowance for loan losses	(72)	—	(982)	—	(1,054)
Total finance receivables and loans, net	6,441	—	108,541	(4,436)	110,546
Investment in operating leases, net	81	—	16,190	—	16,271
Intercompany receivables from
Bank subsidiary	186	—	—	(186)	—
Nonbank subsidiaries	259	—	282	(541)	—
Investment in subsidiaries
Bank subsidiary	16,496	16,496	—	(32,992)	—
Nonbank subsidiaries	10,902	11	—	(10,913)	—
Premiums receivable and other insurance assets	—	—	1,827	(26)	1,801
Other assets	4,785	—	4,488	(2,952)	6,321
Total assets	$40,785	$16,507	$154,185	$(52,896)	$158,581
Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$89	$—	$89
Interest-bearing	229	—	66,160	—	66,389
Total deposit liabilities	229	—	66,249	—	66,478
Short-term borrowings	3,453	—	4,648	—	8,101
Long-term debt	21,048	—	45,186	—	66,234
Intercompany debt to
Nonbank subsidiaries	1,409	—	3,877	(5,286)	—
Intercompany payables to
Bank subsidiary	142	—	—	(142)	—
Nonbank subsidiaries	420	—	191	(611)	—
Interest payable	258	—	92	—	350
Unearned insurance premiums and service revenue	—	—	2,434	—	2,434
Accrued expenses and other liabilities	387	82	4,028	(2,952)	1,545
Total liabilities	27,346	82	126,705	(8,991)	145,142
Total equity	13,439	16,425	27,480	(43,905)	13,439
Total liabilities and equity	$40,785	$16,507	$154,185	$(52,896)	$158,581

(a)	Amounts presented are based upon the legal transfer of the underlying assets to VIEs in order to reflect legal ownership.

December 31, 2014 ($ in millions)	Parent (a)	Guarantors	Nonguarantors (a)	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$986	$—	$362	$—	$1,348
Interest-bearing	1,300	—	2,928	—	4,228
Interest-bearing — intercompany	—	—	615	(615)	—
Total cash and cash equivalents	2,286	—	3,905	(615)	5,576
Investment securities	—	—	16,137	—	16,137
Loans held-for-sale, net	3	—	2,000	—	2,003
Finance receivables and loans, net
Finance receivables and loans, net	4,225	—	95,723	—	99,948
Intercompany loans to
Bank subsidiary	625	—	—	(625)	—
Nonbank subsidiaries	3,500	—	1,770	(5,270)	—
Allowance for loan losses	(102)	—	(875)	—	(977)
Total finance receivables and loans, net	8,248	—	96,618	(5,895)	98,971
Investment in operating leases, net	—	—	19,510	—	19,510
Intercompany receivables from
Bank subsidiary	219	—	—	(219)	—
Nonbank subsidiaries	267	—	393	(660)	—
Investment in subsidiaries
Bank subsidiary	15,967	15,967	—	(31,934)	—
Nonbank subsidiaries	11,559	12	—	(11,571)	—
Premiums receivable and other insurance assets	—	—	1,717	(22)	1,695
Other assets	4,757	—	4,814	(2,466)	7,105
Assets of operations held-for-sale	634	—	—	—	634
Total assets	$43,940	$15,979	$145,094	$(53,382)	$151,631
Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$64	$—	$64
Interest-bearing	319	—	57,820	—	58,139
Total deposit liabilities	319	—	57,884	—	58,203
Short-term borrowings	3,338	—	3,724	—	7,062
Long-term debt	21,067	—	45,313	—	66,380
Intercompany debt to
Nonbank subsidiaries	2,385	—	4,125	(6,510)	—
Intercompany payables to
Bank subsidiary	94	—	—	(94)	—
Nonbank subsidiaries	454	—	354	(808)	—
Interest payable	316	—	161	—	477
Unearned insurance premiums and service revenue	—	—	2,375	—	2,375
Accrued expenses and other liabilities	568	82	3,551	(2,466)	1,735
Total liabilities	28,541	82	117,487	(9,878)	136,232
Total equity	15,399	15,897	27,607	(43,504)	15,399
Total liabilities and equity	$43,940	$15,979	$145,094	$(53,382)	$151,631

(a)	Amounts presented are based upon the legal transfer of the underlying assets to VIEs in order to reflect legal ownership.
Condensed Consolidating Statement of Cash Flows

Year ended December 31, 2015 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$354	$525	$6,390	$(2,174)	$5,095
Investing activities
Purchases of available-for-sale securities	—	—	(12,250)	—	(12,250)
Proceeds from sales of available-for-sale securities	—	—	6,874	—	6,874
Proceeds from maturities and repayments of available-for-sale securities	—	—	4,255	—	4,255
Net decrease (increase) in finance receivables and loans	1,785	—	(15,630)	—	(13,845)
Proceeds from sales of finance receivables and loans originated as held-for investment	—	—	3,197	—	3,197
Net change in loans — intercompany	240	—	1,211	(1,451)	—
Purchases of operating lease assets	(94)	—	(4,591)	—	(4,685)
Disposals of operating lease assets	7	—	5,539	—	5,546
Capital contributions to subsidiaries	(796)	(1)	—	797	—
Returns of contributed capital	1,444	—	—	(1,444)	—
Proceeds from sale of business units, net	1,049	—	—	—	1,049
Net change in restricted cash	(7)	—	271	—	264
Other, net	(47)	—	(105)	—	(152)
Net cash provided by (used in) investing activities	3,581	(1)	(11,229)	(2,098)	(9,747)
Financing activities
Net change in short-term borrowings — third party	115	—	913	—	1,028
Net (decrease) increase in deposits	(91)	—	8,338	—	8,247
Proceeds from issuance of long-term debt — third party	5,428	—	25,237	—	30,665
Repayments of long-term debt — third party	(5,931)	—	(25,419)	—	(31,350)
Net change in debt — intercompany	(977)	—	(240)	1,217	—
Repurchase and redemption of preferred stock	(559)	—	—	—	(559)
Dividends paid — third party	(2,571)	—	—	—	(2,571)
Dividends paid and returns of contributed capital — intercompany	—	(525)	(3,092)	3,617	—
Capital contributions from parent	—	1	796	(797)	—
Net cash (used in) provided by financing activities	(4,586)	(524)	6,533	4,037	5,460
Effect of exchange-rate changes on cash and cash equivalents	—	—	(4)	—	(4)
Net (decrease) increase in cash and cash equivalents	(651)	—	1,690	(235)	804
Cash and cash equivalents at beginning of year	2,286	—	3,905	(615)	5,576
Cash and cash equivalents at end of year	$1,635	$—	$5,595	$(850)	$6,380

Year ended December 31, 2014 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$330	$1,789	$5,533	$(4,249)	$3,403
Investing activities
Purchases of available-for-sale securities	—	—	(5,417)	—	(5,417)
Proceeds from sales of available-for-sale securities	—	—	4,277	(17)	4,260
Proceeds from maturities and repayments of available-for-sale securities	—	—	2,657	—	2,657
Net decrease (increase) in finance receivables and loans	1,900	—	(6,941)	17	(5,024)
Proceeds from sales of finance receivables and loans originated as held-for-investment	—	—	2,592	—	2,592
Net change in loans — intercompany	1,428	—	154	(1,582)	—
Purchases of operating lease assets	(2,337)	—	(7,547)	—	(9,884)
Disposals of operating lease assets	3,053	—	2,807	—	5,860
Capital contributions to subsidiaries	(1,179)	—	—	1,179	—
Returns of contributed capital	1,422	—	—	(1,422)	—
Proceeds from sale of business units, net	46	—	1	—	47
Net change in restricted cash	—	—	1,625	—	1,625
Other, net	(29)	—	101	—	72
Net cash provided by (used in) investing activities	4,304	—	(5,691)	(1,825)	(3,212)
Financing activities
Net change in short-term borrowings — third party	113	—	(1,607)	—	(1,494)
Net (decrease) increase in deposits	(121)	—	4,972	—	4,851
Proceeds from issuance of long-term debt — third party	3,132	—	24,060	—	27,192
Repayments of long-term debt — third party	(8,186)	—	(22,240)	—	(30,426)
Net change in debt — intercompany	52	—	(1,428)	1,376	—
Dividends paid — third party	(268)	—	—	—	(268)
Dividends paid and returns of contributed capital — intercompany	—	(1,826)	(3,846)	5,672	—
Capital contributions from parent	—	—	1,179	(1,179)	—
Net cash (used in) provided by financing activities	(5,278)	(1,826)	1,090	5,869	(145)
Effect of exchange-rate changes on cash and cash equivalents	—	—	(1)	—	(1)
Net (decrease) increase in cash and cash equivalents	(644)	(37)	931	(205)	45
Cash and cash equivalents at beginning of year	2,930	37	2,974	(410)	5,531
Cash and cash equivalents at end of year	$2,286	$—	$3,905	$(615)	$5,576

Year ended December 31, 2013 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$3,015	$3,572	$5,305	$(9,391)	$2,501
Investing activities
Purchases of available-for-sale securities	—	—	(12,304)	—	(12,304)
Proceeds from sales of available-for-sale securities	—	—	3,627	—	3,627
Proceeds from maturities and repayments of available-for-sale securities	—	—	5,509	—	5,509
Net decrease (increase) in finance receivables and loans	4,898	79	(7,456)	—	(2,479)
Net change in loans — intercompany	301	251	(1,503)	951	—
Purchases of operating lease assets	(1,450)	—	(7,746)	—	(9,196)
Disposals of operating lease assets	130	—	2,834	—	2,964
Capital contributions to subsidiaries	(477)	—	—	477	—
Returns of contributed capital	1,002	150	—	(1,152)	—
Sales of mortgage servicing rights	—	—	911	—	911
Proceeds from sale of business unit, net	1,799	554	5,091	—	7,444
Net change in restricted cash	—	(26)	(44)	—	(70)
Other, net	41	—	10	—	51
Net cash provided by (used in) investing activities	6,244	1,008	(11,071)	276	(3,543)
Financing activities
Net change in short-term borrowings — third party	131	36	1,424	—	1,591
Net (decrease) increase in deposits	(543)	—	5,861	39	5,357
Proceeds from issuance of long-term debt — third party	3,236	—	24,094	—	27,330
Repayments of long-term debt — third party	(9,468)	(70)	(22,354)	—	(31,892)
Net change in debt — intercompany	1,803	(271)	(624)	(908)	—
Proceeds from issuance of common stock	1,270	—	—	—	1,270
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury and elimination of share adjustment right	(5,925)	—	—	—	(5,925)
Dividends paid — third party	(810)	—	—	—	(810)
Dividends paid and returns of contributed capital — intercompany	—	(4,267)	(6,275)	10,542	—
Capital contributions from parent	—	29	448	(477)	—
Net cash (used in) provided by financing activities	(10,306)	(4,543)	2,574	9,196	(3,079)
Effect of exchange-rate changes on cash and cash equivalents	—	—	45	—	45
Net (decrease) increase in cash and cash equivalents	(1,047)	37	(3,147)	81	(4,076)
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	2,094	—	2,094
Cash and cash equivalents at beginning of year	3,977	—	4,027	(491)	7,513
Cash and cash equivalents at end of year	$2,930	$37	$2,974	$(410)	$5,531